Long-term debt - Schedule of Changes in Liabilities Derived from Financing Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Interest expense	$ 212,294	$ 183,332	$ 172,630
Financial obligations	$ 21,018